Amounts due from or (to) shareholders (Details)	Dec. 31, 2020 USD ($)
Disclosure of transactions between related parties [line items]
Amount due from a shareholder	$ 106,179
Amount due to shareholder	133,314
Eurogenetica Limited
Disclosure of transactions between related parties [line items]
Amount due from a shareholder	128,797
Mr. Yeung Danny Sheng Wu
Disclosure of transactions between related parties [line items]
Amount due to shareholder	3,405
Mr. Tzang Chi Hung Lawrence
Disclosure of transactions between related parties [line items]
Amount due to shareholder	$ 1,112